Fair Value - Schedule of Additional Items Measured on a Recurring Basis at Fair Value (Details) - USD ($) $ in Thousands		Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Liabilities
Total Liabilities		$ 2,766,122	$ 4,507,440	$ 5,149,480	$ 2,948,821
Coinshares International Limited [Member]
Assets
Total Assets			5,262,407	5,878,817
Liabilities
Total Liabilities			4,675,814	5,391,546
Coinshares International Limited [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Total Assets			4,008,462	4,477,855
Liabilities
Total Liabilities			4,675,814	5,391,546
Coinshares International Limited [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Total Assets			1,253,945	1,400,962
Liabilities
Total Liabilities
Coinshares International Limited [Member] | Fair Value, Inputs, Level 3 [Member]
Assets
Total Assets
Liabilities
Total Liabilities
Coinshares International Limited [Member] | Digital assets - held for operations [Member]
Assets
Total Assets			3,974,713	4,466,678
Coinshares International Limited [Member] | Digital assets - held for operations [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Total Assets			3,974,713	4,466,678
Coinshares International Limited [Member] | Digital assets - held for operations [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Total Assets
Coinshares International Limited [Member] | Digital assets - held for operations [Member] | Fair Value, Inputs, Level 3 [Member]
Assets
Total Assets
Coinshares International Limited [Member] | Digital assets - held as treasury [Member]
Assets
Total Assets			33,354	15,249
Coinshares International Limited [Member] | Digital assets - held as treasury [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Total Assets			33,354	11,177
Coinshares International Limited [Member] | Digital assets - held as treasury [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Total Assets				4,072
Coinshares International Limited [Member] | Digital assets - held as treasury [Member] | Fair Value, Inputs, Level 3 [Member]
Assets
Total Assets
Coinshares International Limited [Member] | Digital asset ETPs [Member]
Assets
Total Assets			1,145,428	1,190,998
Coinshares International Limited [Member] | Digital asset ETPs [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Total Assets
Coinshares International Limited [Member] | Digital asset ETPs [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Total Assets			1,145,428	1,190,998
Coinshares International Limited [Member] | Digital asset ETPs [Member] | Fair Value, Inputs, Level 3 [Member]
Assets
Total Assets
Coinshares International Limited [Member] | Digital asset receivables, net [Member]
Assets
Total Assets			108,517	205,892
Coinshares International Limited [Member] | Digital asset receivables, net [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Total Assets
Coinshares International Limited [Member] | Digital asset receivables, net [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Total Assets			108,517	205,892
Coinshares International Limited [Member] | Digital asset receivables, net [Member] | Fair Value, Inputs, Level 3 [Member]
Assets
Total Assets
Coinshares International Limited [Member] | Prepaid and Other Current Assets – Cash Settled Digital Asset Futures [Member]
Assets
Total Assets	[1]		395
Coinshares International Limited [Member] | Prepaid and Other Current Assets – Cash Settled Digital Asset Futures [Member] | Fair Value, Inputs, Level 1 [Member]
Assets
Total Assets	[1]		395
Coinshares International Limited [Member] | Prepaid and Other Current Assets – Cash Settled Digital Asset Futures [Member] | Fair Value, Inputs, Level 2 [Member]
Assets
Total Assets	[1]
Coinshares International Limited [Member] | Prepaid and Other Current Assets – Cash Settled Digital Asset Futures [Member] | Fair Value, Inputs, Level 3 [Member]
Assets
Total Assets	[1]
Coinshares International Limited [Member] | XBT Certificate Liabilities [Member]
Liabilities
Total Liabilities			2,465,007	3,695,537
Coinshares International Limited [Member] | XBT Certificate Liabilities [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities
Total Liabilities			2,465,007	3,695,537
Coinshares International Limited [Member] | XBT Certificate Liabilities [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities
Total Liabilities
Coinshares International Limited [Member] | XBT Certificate Liabilities [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Total Liabilities
Coinshares International Limited [Member] | XBT CS Physical Certificate Liabilities [Member]
Liabilities
Total Liabilities			1,279
Coinshares International Limited [Member] | XBT CS Physical Certificate Liabilities [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities
Total Liabilities			1,279
Coinshares International Limited [Member] | XBT CS Physical Certificate Liabilities [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities
Total Liabilities
Coinshares International Limited [Member] | XBT CS Physical Certificate Liabilities [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Total Liabilities
Coinshares International Limited [Member] | CS Physical Certificate Liabilities [Member]
Liabilities
Total Liabilities			2,041,154	1,453,943
Coinshares International Limited [Member] | CS Physical Certificate Liabilities [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities
Total Liabilities			2,041,154	1,453,943
Coinshares International Limited [Member] | CS Physical Certificate Liabilities [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities
Total Liabilities
Coinshares International Limited [Member] | CS Physical Certificate Liabilities [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Total Liabilities
Coinshares International Limited [Member] | Digital asset payables [Member]
Liabilities
Total Liabilities			168,374	241,705
Coinshares International Limited [Member] | Digital asset payables [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities
Total Liabilities			168,374	241,705
Coinshares International Limited [Member] | Digital asset payables [Member] | Fair Value, Inputs, Level 2 [Member]
Liabilities
Total Liabilities
Coinshares International Limited [Member] | Digital asset payables [Member] | Fair Value, Inputs, Level 3 [Member]
Liabilities
Total Liabilities
Coinshares International Limited [Member] | Trade and Other Payables – Cash Settled Digital Asset Futures [Member]
Liabilities
Total Liabilities				361
Coinshares International Limited [Member] | Trade and Other Payables – Cash Settled Digital Asset Futures [Member] | Fair Value, Inputs, Level 1 [Member]
Liabilities
Total Liabilities				$ 361

[1]	Represents the value of cash settled digital asset futures.